SHARE-BASED EXPENSES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 22, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Adjustments for share-based payments		$ 4,931,500	$ 5,700,000	$ 20,014,769	$ 10,200,000
Reverse takeover				$ 154,842
RSU vested		775,000
Awards comprised	425,000	425,000		350,000
Grant-date fair value of per unit		$ 8.96		$ 3.21
Vested and outstanding shares		775,000		775,000
Description of share-based payment arrangement				Separately, 898,280 restricted share units were granted and settled in common shares in connection with FAR Holdings financing and settlement arrangements. The Company also granted FAR Holdings 454,546 stock options exercisable at $5.55 per share. 227,273 of those options were exercised on June 16, 2026.